Accrued Liabilities	12 Months Ended
Dec. 31, 2014
Accrued Liabilities (Abstract)
Accrued Liabilities
9. Accrued Liabilities

Accrued liabilities consist of the following:

	As of December 31,
	2014	2013
Accrued loan interest and loan fees	$189	$312
Accrued operating expenses	2,696	2,501
Accrued voyage expenses and commissions	2,159	1,543
Accrued general and administrative expenses	592	1,031
Total	$5,636	$5,387